Note 2 - Cost of sales - Components of Cost of Sales (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Note 2 - Cost of sales
Inventories at the beginning of the year		$ 3,709,942	$ 3,921,097		$ 3,986,929
Changes in inventories due to business combinations			52,792	[1]	107,588	[2]
Decrease in inventory due to deconsolidation of subsidiaries (**)	[3]	43
Plus: Charges of the year
Raw materials, energy, consumables and other		4,425,441	4,638,681		5,277,507
Services and fees		367,532	408,478		437,804
Labor cost		1,411,608	1,454,924		1,403,546
Depreciation of property, plant and equipment		476,215	483,535		424,373
Amortization of intangible assets		13,602	12,193		11,582
Depreciation of right-of-use assets		37,844	34,332		30,352
Maintenance expenses		338,042	443,498		408,410
Allowance for obsolescence		53,700	41,240		13,581
Taxes		417,380	124,500		272,120
Other		211,539	230,161		216,220
Cost of sales including discontinued operations		7,752,860	7,924,334		8,603,083
Less: Inventories at the end of the year		(3,602,058)	(3,709,942)		(3,921,097)
Cost of sales		$ 7,860,744	$ 8,135,489		$ 8,668,915

[1]	For the year 2024, related to Mattr’s pipe coating business unit acquisition.
[2]	For the year 2023, related to the GPC, Isoplus anticorrosion coating division and Mattr’s pipe coating business unit acquisitions.
[3]	For the year 2025, related to the deconsolidation of Amaja Tubular Services Limited.